Contingent Liabilities and Commitments (Details Textual) € in Thousands, ₪ in Thousands, $ in Thousands								1 Months Ended								12 Months Ended
	Nov. 14, 2017 ILS (₪)	Jul. 10, 2017 squaremeters	Jun. 19, 2017 USD ($)	Sep. 09, 2015 ILS (₪)	Sep. 09, 2015 USD ($)	Oct. 31, 2013 USD ($)	Oct. 31, 2013 EUR (€)	Jan. 31, 2017 ILS (₪)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2012 ILS (₪)	Dec. 31, 2012 USD ($)	Jan. 31, 2012 ILS (₪)	Jul. 31, 2003	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Jun. 19, 2017 EUR (€)	Oct. 31, 2015 USD ($)	Oct. 31, 2015 EUR (€)	Oct. 31, 2013 EUR (€)
Contingent Liabilities and Commitments (Textual)
Percentage of royalties															25.00%
Payment of royalties, description															(a) before the completion of Phase 1 clinical trials - 45% (b) after Phase 1 but before Phase 2 trials - 35% of amounts up to the first $ 20,000 receivable from a sublicense or a sublicense option, or 25% of amounts exceeding such first $ 20,000 receivable from the sublicense or from a sublicense option; (c) after the completion of Phase 2 clinical trials the royalties will be 20% of amounts up to the first $ 20,000 receivable from a sublicense or a sublicense option or 15% of amounts exceeding such first $ 20,000 receivable from a sublicense or a sublicense option.
License agreement, description															The Company or its future sublicensees will be obligated to pay royalties equaling 3% of the total amount invoiced by the Company or by a sublicensee in connection with the sale of products based on Yeda's patents, or 2% of such amounts if they originated from a country which did not grant a patent in connection with such products.
Expiration of agreement, description															(i) the expiration of the last patent licensed under the license agreement; or (ii) if only one product is developed or is commercialized by utilizing the licensed intellectual property, 15 years after of first commercial sale of such product in either the U.S or Europe, following receipt of New Drug Approval from the FDA or equivalent approval in any European country for such product; or (iii)if more than one product is being developed or is commercialized by utilizing the licensed intellectual property, following the receipt of New Drug Approval from the FDA or equivalent approval in any European country for such product, the expiry of a 20 year period during which no sales are made in the U.S. or Europe.
Expenses respect of project, description						The Company's expenses in respect of this project in 2013-2016 totaled 1,028 ($ 1,231) which supported by the less then 75% or 771 ($ 923).	The Company's expenses in respect of this project in 2013-2016 totaled 1,028 ($ 1,231) which supported by the less then 75% or 771 ($ 923).
Description of grants received															The Company obtained grants from the Government of Israel for the participation in research and development and, in return, undertook to pay royalties amounting to 3%-5% on the revenues derived from sales of products or services developed in whole or in part using these grants. The maximum aggregate royalties paid generally cannot exceed 100% of the grants received by the Company, plus annual interest generally equal to the 12-month LIBOR applicable to dollar deposits, as published on the first business day of each calendar year.
Royalty amount payable																₪ 20,046	$ 5,782
Funding amount						$ 642	€ 536
Total grant						7,187																	€ 6,000
Advance received						247															$ 296	€ 247	€ 206
Project expenses						1,231	1,028			$ 811	€ 771							€ 771
Outstanding amount grants receivables						$ 94	€ 79
Total monthly rental payment												₪ 26	$ 7	₪ 26
Bank guarantee								₪ 266	$ 68
Bank deposits																270	$ 69
Compensation				₪ 1,500	$ 380,000
Loan agreement amount			$ 22,000																	€ 20,000
Square meters | squaremeters		1,845
Finance contract, description
The European Investmant bank (EIB) for a toal amount of 20 milion Euro (approximately $22,000) and up to 50% of the Company expected cost of developing and marketing the Company’s product candidate, M-001. The EIB financing will be available in three tranches, all subject to receiving evidence that the Company has funding available to it in an amount equal to the amount of the respective tranche, as follows:

(i)	the first tranche shall be available during the 12 months following the date of the Finance Contract, in an amount of Euro 4-6 million;

(ii)	the second tranche shall be available during the 24 months following the date of the Finance Contract, in an amount of Euro 4-6 million, and subject to receiving evidence of the manufacturing of the first clinical batch for the planned phase 3 clinical trials;

(iii)	the third tranche shall be available during the 36 months following the date of the Finance Contract, in amount that together with the first and second tranche shall be equal to up to Euro 20 million, and shall be paid subject to receipt of authorization to launch the phase 3 clinical trials.

EIB financing, description

The EIB financing shall be provided interest free and shall be repayable, per each tranche, in a single instalment five years following the date of payment for each tranche. A failure to pay any amount payable under the Finance Contract shall cause interest to accrue on each unduly paid amount, at an annual rate equal to EURIBOR plus 2%.

In the event the Company elects to prepay the EIB financing, or in the event the EIB shall demand prepayment following certain events, including a change of control, senior management change or merger events, the Company shall be required to pay EIB the principal amount of the tranches already paid, or the Prepayment Amount, plus the greater of:

(i)	the amount, as determined by EIB required in order for the EIB to realize an internal rate of return on the relevant amount prepaid of 20%; and

(ii)	the Prepayment Amount.

The Finance Contract also stipulates that in the event EIB demands prepayment of the loan due to any prepayment event to non-EIB lenders, the Company shall be obligated to pay the Prepayment Amount plus an additional reduced amount.

In addition, and as consideration to the EIB financing, EIB shall be entitled to 3% of any annual M-001 sales revenues.

Future minimum monthly lease payable under the operating lease																₪ 118			$ 34
Operating leases, term		10 years														3 years	3 years	3 years
Consulting pay | ₪	₪ 1,000